Condensed Financial Information of Registrant - Condensed Balance Sheets (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 2,345	$ 2,329	$ 2,014	$ 1,539	$ 936	$ 796
Investments	1,968	1,801		1,019
Due from (to) affiliates	0	0		0
Prepaid expenses and other current assets	197	192		49
Derivative asset	0	374		0
Total current assets	5,545	5,306		3,203
Property, equipment, and capitalized software, net	448	393		341
Goodwill and intangible assets, net		641		361
Investment in subsidiaries, net	0	0		0
Deferred income taxes	0	18		15
Derivative asset	226	0		329
Other assets	39	28		30
Total Assets	7,202	6,576		4,435	2,988
Current liabilities:
Accounts payable and accrued liabilities	537	362		242
Current portion of long-term debt	1	449		0
Derivative liability	0	374		0
Total current liabilities	3,646	3,822		2,175
Senior notes	1,428	1,411		690
Lease financing obligations	198	198		157
Lease financing obligations - related party		0		40
Derivative liability	226	0		329
Other long-term liabilities	38	37		34
Total liabilities	5,561	5,019		3,425
Stockholders’ equity:
Common stock	0	0		0
Preferred stock	0	0		0
Additional paid-in capital	822	803		396
Accumulated other comprehensive loss	4	(4)		(1)
Retained earnings	815	758		615
Total stockholders' equity	1,641	1,557		1,010
Total liabilities and stockholders' equity	$ 7,202	6,576		4,435
Parent Company
Current assets:
Cash and cash equivalents		360		75	$ 100	$ 39
Investments		252		126
Income tax refundable		7		13
Due from affiliates		86
Due from (to) affiliates		86		18
Prepaid expenses and other current assets		46		33
Derivative asset		374		0
Total current assets		1,125		265
Property, equipment, and capitalized software, net		267		265
Goodwill and intangible assets, net		61		65
Investments in subsidiaries		2,205
Investment in subsidiaries, net		2,205		1,377
Deferred income taxes		23
Deferred income taxes		23		11
Derivative asset		0		329
Advances to related parties and other assets		36
Other assets		36		43
Total Assets		3,717		2,355
Current liabilities:
Accounts payable and accrued liabilities		157
Accounts payable and accrued liabilities		157		107
Current portion of long-term debt		449		0
Derivative liability		374		0
Total current liabilities		980		107
Senior notes		962		690
Lease financing obligations		198		157
Lease financing obligations - related party		0		40
Derivative liability		0		329
Other long-term liabilities		20		22
Total liabilities		2,160		1,345
Stockholders’ equity:
Common stock		0		0
Preferred stock		0		0
Additional paid-in capital		803		396
Accumulated other comprehensive loss		(4)		(1)
Retained earnings		758		615
Total stockholders' equity		1,557		1,010
Total liabilities and stockholders' equity		$ 3,717		$ 2,355